As filed with the Securities and Exchange Commission on February 16, 2017

Securities Act of 1933 Registration No. 333-00641

Investment Company Act of 1940 Registration No. 811-07527

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 87	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 88	☒

(Check appropriate box or boxes)

Turner Funds

(Exact Name of Registrant as Specified in Charter)

c/o The CT Corporation System

155 Federal Street, Suite 700

Boston, MA  02110

(Address of Principal Executive Offices)

484-329-2300

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

James Munsell, Esq.	Robert W. Baird
Sidley Austin LLP	Turner Investments LLC
787 Seventh Avenue	1000 Chesterbrook Boulevard, 1st Floor
New York, NY 10019-6018	Berwyn, PA 19312-2414

It is proposed that this filing will become effective (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  units of beneficial interest.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 87 (“PEA No. 87”) to its Registration Statement on Form N-1A under Rule 485(b) under the 1933 Act and has caused this PEA No. 87 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 16th day of February, 2017.

TURNER FUNDS

By:	/s/ Joel B. Engle
Joel B. Engle
Controller and Chief Financial Officer

Pursuant to the requirements of the 1933 Act, this PEA No. 87 has been signed below by the following persons in the capacities and on the dates indicated.

	/s/ Robert E. Turner	Trustee and President	February 16, 2017
	Robert E. Turner	(Principal Executive Officer)

	*DAVID B. ADCOCK	Trustee and Chairman of the Board	February 16, 2017
David B. Adcock

	*DAVID GILBERT	Trustee	February 16, 2017
David Gilbert

	*PERI WALLACE HIGGINS	Trustee	February 16, 2017
Peri Wallace Higgins

	*RICHARD D. MILES	Trustee	February 16, 2017
Richard D. Miles

	*WILLIAM MORAN	Trustee	February 16, 2017
William Moran

	*ALFRED C. SALVATO	Trustee	February 16, 2017
Alfred C. Salvato

	*MICHAEL T. KENNEDY	Trustee	February 16, 2017
Michael T. Kennedy

	/s/ Joel B. Engle	Controller and Chief Financial Officer	February 16, 2017
	Joel B. Engle	(Principal Financial Officer)

By:	/s/ Robert W. Baird
Robert W. Baird
Attorney-In-Fact (pursuant to Power of Attorney)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase